Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 98,015	$ 8,673	$ 212,950	$ 15,394	$ 174,935	$ 20,186
Sales and marketing	6,198	2,585	12,384	4,267	17,118	3,672
General and administrative	33,253	16,430	61,133	27,423	97,905	41,071
Loss on disposal of property and equipment					64,191	10
Total operating expenses	137,466	27,688	286,467	47,084	354,149	64,939
Loss from operations	(137,466)	(27,688)	(286,467)	(47,084)	(354,149)	(64,939)
(Loss) gain at settlement of related party notes payable, notes payable, and vendor payables in trust, net					(86,904)	2,107
Change in fair value measurements	5,158	(10,730)	6,344	(37,647)	(22,700)	(5,076)
Interest expense	(1,128)	(8,390)	(4,874)	(27,564)	(30,181)	(32,173)
Related party interest expense	(1,313)	(4,415)	(1,935)	(14,167)	(16,663)	(41,546)
Other expense, net	(6,936)	(1,552)	(7,851)	(1,835)	(5,668)	(5,455)
Loss before income taxes	(141,685)	(52,775)	(294,783)	(128,297)	(516,265)	(147,082)
Income tax provision	(9)		(9)	(3)	(240)	(3)
Net loss	$ (141,694)	$ (52,775)	$ (294,792)	$ (128,300)	$ (516,505)	$ (147,085)
Per share information:
Net loss per Common Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.44)	$ (0.32)	$ (0.91)	$ (0.79)	$ (2.21)	$ (0.94)
Weighted average Common shares outstanding – Class A and Class B – basic and diluted (in Shares)	322,717,920	164,870,354	322,466,055	161,498,339	233,390,675	157,063,103
Total comprehensive loss:
Net loss	$ (141,694)	$ (52,775)	$ (294,792)	$ (128,300)	$ (516,505)	$ (147,085)
Change in foreign currency translation adjustment	4,248	(1,184)	3,684	(676)	(971)	(2,690)
Total comprehensive loss	$ (137,446)	$ (53,959)	$ (291,108)	$ (128,976)	$ (517,476)	$ (149,775)